Investment Income (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Investment Income

	UNITED STATES DOLLAR
	2017	2016	2015
		Restated[1]	Restated[1]
Interest received – environmental trust funds	0.5	1.0	0.4
Interest received – cash balances	5.1	7.3	5.9

Total investment income	5.6	8.3	6.3